Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Cash Flows [Abstract]
Net loss for the year	$ (3,857)	$ (3,486)	$ (6,450)
Adjustments to reconcile net loss to net cash used in operating activities:
Severance pay benefits, net	6	(82)	(242)
Depreciation of property and equipment	128	168	254
Stock compensation expense	502	12	139
Changes in operating assets and liabilities:
Decrease (increase) in trade receivables, net	(662)	(1,215)	1,693
Decrease in long-term trade receivable		181	170
Decrease (increase) in other current assets	(308)	203	74
Decrease (increase) in inventories	(469)	45	623
Increase (decrease) in accounts payable and accruals trade	79	1,084	(1,734)
Interest on principle shareholder convertible loan	54	42	3
Increase (decrease) in Other payables and accrued expenses	(62)	(134)	(946)
Net cash used for operating activities	(4,589)	(3,182)	(6,416)
Investing
Purchase of property and equipment	(107)	(61)	(137)
Net cash used for investing activities	(107)	(61)	(137)
Financing
Proceeds from short term loan	1,145	259	250
Repayment from short term loan	(1,242)	(250)
Proceeds from principle shareholder convertible loan (Note 9)	4,250	2,710	1,802
Proceeds from exercise of options	36	305
Net cash provided by financing activities	4,189	3,024	2,052
Net decrease in cash and cash equivalents	(507)	(219)	(4,501)
Cash and cash equivalents, beginning of year	1,391	1,610	6,111
Cash and cash equivalents, end of year	884	1,391	1,610
Non cash investing activities:
Purchase of property and equipment	20	5	20
Non cash financing activities:
Conversion of Loan	5,423	3,038
Cash paid during the year for:
Interest	$ 25	$ 30	$ 15